Balances and transactions with related parties - Additional information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balances and transactions with related parties
Benefits of key management and Board of Directors - short-term benefits	₽ 253	₽ 120	₽ 115
Benefits of key management and Board of Directors - share-based payments	₽ 34	₽ 36	₽ 22